Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Jan. 28, 2025
Supplement to Prospectus [Text Block]

Virtus Duff & Phelps Real Asset Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated February 28, 2025 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus applicable to the Fund,

each dated January 28, 2025, as supplemented